                  THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VUL-2
                                  JUNE 30, 1999
                               SEMI-ANNUAL REPORT

                         SEPARATE ACCOUNT VUL-2 FUNDING
      EQUIBUILDER II-TM- AND EQUIBUILDER III-TM- FLEXIBLE PREMIUM VARIABLE
                             LIFE INSURANCE POLICIES


                          PRINCIPAL OFFICE LOCATED AT:
                               #1 Franklin Square
                           Springfield, Illinois 62713


                     SEMI-ANNUAL REPORT DATED JUNE 30, 1999

--------------------------------------------------------------------------------
                                  JUNE 30, 1999
                               SEMI-ANNUAL REPORTS
                        VARIABLE INSURANCE PRODUCTS FUND
                       VARIABLE INSURANCE PRODUCTS FUND II


                          PRINCIPAL OFFICE LOCATED AT:
                              82 Devonshire Street
                           Boston, Massachusetts 02109


                          MFS VARIABLE INSURANCE TRUST

                          PRINCIPAL OFFICE LOCATED AT:
                               500 Boylston Street
                           Boston, Massachusetts 02116

                     SEMI-ANNUAL REPORTS DATED JUNE 30, 1999

--------------------------------------------------------------------------------
The Semi-Annual Report of Separate Account VUL-2 is prepared and provided by The American Franklin Life Insurance Company. The Semi-Annual Report of the Variable Insurance Products Fund and the Variable Insurance Products Fund II is prepared by Fidelity Investments. The Semi-Annual Report of MFS Variable Insurance Trust is prepared by MFS Investment Management.

--------------------------------------------------------------------------------

This Semi-Annual Report is not to be construed as an offering for sale of any American Franklin Life policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS
JUNE 30, 1999
(UNAUDITED)

                                                                      VARIABLE INSURANCE PRODUCTS FUND
                                         ----------------------------------------------------------------------------------------
                                                 VIP             VIP                                                    VIP
                                                MONEY          EQUITY-             VIP               VIP               HIGH
                                                MARKET          INCOME           GROWTH            OVERSEAS           INCOME
                                               DIVISION        DIVISION         DIVISION           DIVISION          DIVISION
                                         ----------------------------------------------------------------------------------------
Investments in Funds at fair value
   (cost: see below)                       $    4,461,111 $    61,093,442  $    94,795,626   $     12,264,947   $     3,270,049

Due from (to) general account                      21,444         (10,665)          (8,697)            (1,511)             (113)
                                         ----------------------------------------------------------------------------------------

NET ASSETS                                 $    4,482,555 $    61,082,777  $    94,786,929   $     12,263,436   $     3,269,936
                                         ----------------------------------------------------------------------------------------


Unit value                                 $       134.99 $        360.01  $        415.38   $         204.36   $        168.08
                                         ----------------------------------------------------------------------------------------

Units outstanding                                  33,207         169,670          228,194             60,009            19,454
                                         ----------------------------------------------------------------------------------------

Cost of investments                        $    4,523,227 $    47,779,068  $    68,036,096   $     10,678,343   $     3,543,602
                                         ----------------------------------------------------------------------------------------






SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)

                                                                    VARIABLE INSURANCE PRODUCTS FUND II
                                       --------------------------------------------------------------------------------------------
                                             VIPII                                                    VIPII
                                           INVESTMENT           VIPII              VIPII              ASSET             VIPII
                                             GRADE              ASSET              INDEX            MANAGER:           CONTRA-
                                              BOND             MANAGER              500              GROWTH              FUND
                                            DIVISION           DIVISION          DIVISION           DIVISION           DIVISION
                                       --------------------------------------------------------------------------------------------
Investments in Funds at fair value
    (cost: see below)                  $    2,229,446    $     32,587,079  $     41,034,956   $     9,259,511    $     31,390,976

Due from (to) general account                    (100)            (13,693)             (667)             (252)            (11,477)
                                       --------------------------------------------------------------------------------------------

NET ASSETS                             $    2,229,346   $      32,573,386  $     41,034,289   $     9,259,259          31,379,499
                                       --------------------------------------------------------------------------------------------


Unit value                             $       153.85   $          238.17  $         317.13   $        205.00    $         249.76
                                       --------------------------------------------------------------------------------------------

Units outstanding                              14,491             136,766           129,391            45,167             125,638
                                       --------------------------------------------------------------------------------------------

Cost of investments                    $    2,251,350   $      29,248,053  $     30,274,919   $     8,386,238    $     23,671,842
                                       --------------------------------------------------------------------------------------------




SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)

                                                                           MFS VARIABLE INSURANCE TRUST
                                    ------------------------------------------------------------------------------------------------
                                                                         MFS
                                          MFS                          GROWTH           MFS                              MFS
                                        EMERGING         MFS            WITH           TOTAL           MFS             CAPITAL
                                         GROWTH        RESEARCH        INCOME          RETURN       UTILITIES       OPPORTUNITIES
                                        DIVISION       DIVISION       DIVISION        DIVISION       DIVISION          DIVISION
                                    ------------------------------------------------------------------------------------------------
Investments in Funds at fair value
    (cost:  see below)              $ 3,219,300    $ 2,368,836    $ 1,414,554     $ 1,245,028    $ 1,148,250    $  1,299,172

Due from (to) general account                65             46             25              24             22            (640)
                                    ------------------------------------------------------------------------------------------------

NET ASSETS                          $ 3,219,365    $ 2,368,882    $ 1,414,579     $ 1,245,052    $ 1,148,272    $  1,298,532
                                    ------------------------------------------------------------------------------------------------


Unit value                          $    126.16    $    111.62    $    110.44     $    107.07    $    116.83    $     123.14
                                    ------------------------------------------------------------------------------------------------

Units outstanding                        25,519         21,222         12,808          11,628          9,829          10,546
                                    ------------------------------------------------------------------------------------------------

Cost of investments                 $ 2,727,483    $ 2,125,665    $ 1,335,749     $ 1,225,814    $ 1,090,949    $  1,102,614
                                    ------------------------------------------------------------------------------------------------




SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

                                                                         VARIABLE INSURANCE PRODUCTS FUND
                                                 ------------------------------------------------------------------------------
                                                        VIP            VIP                                            VIP
                                                       MONEY         EQUITY-           VIP             VIP            HIGH
                                                      MARKET         INCOME           GROWTH         OVERSEAS        INCOME
                                                     DIVISION       DIVISION         DIVISION        DIVISION       DIVISION
                                                 ------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)

Income
        Dividends                                $     121,700  $     2,619,662 $     9,446,395  $      458,701 $      292,551

Expenses
        Mortality and expense risk charge               16,039          213,574         334,549          44,453         11,747
                                                 ------------------------------------------------------------------------------
Net investment income (expense)                        105,661        2,406,088       9,111,846         414,248        280,804

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Net realized gain (loss)                          23,858          492,905         418,155          80,055         (8,270)
      Net unrealized appreciation
          (depreciation)
           Beginning of period                         (83,735)      11,152,579      27,077,236       1,229,297       (206,194)
           End of period                               (62,116)      13,314,374      26,759,530       1,586,604       (273,553)
                                                 ------------------------------------------------------------------------------

    Net change in unrealized appreciation
       (depreciation) during the period                 21,619        2,161,795        (317,706)        357,307        (67,359)
                                                 ------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
    on investments                                      45,477        2,654,700         100,449         437,362        (75,629)
                                                 ------------------------------------------------------------------------------

Net increase (decrease) in net assets
    from operations                              $     151,138  $     5,060,788 $     9,212,295  $      851,610 $      205,175
                                                 ------------------------------------------------------------------------------




SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

                                                                      VARIABLE INSURANCE PRODUCTS FUND II
                                           -----------------------------------------------------------------------------------------
                                                 VIPII                                                  VIPII
                                               INVESTMENT           VIPII             VIPII             ASSET             VIPII
                                                 GRADE              ASSET             INDEX           MANAGER:           CONTRA-
                                                  BOND             MANAGER             500             GROWTH             FUND
                                                DIVISION           DIVISION          DIVISION         DIVISION          DIVISION
                                           -----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)

Income
      Dividends                            $      121,797   $      2,378,276     $       563,394    $     514,333  $     1,062,837

Expenses
      Mortality and expense risk charge             8,576            119,689             137,972           32,346          105,375
                                           -----------------------------------------------------------------------------------------
Net investment income (expense)                   113,221          2,258,587             425,422          481,987          957,462

NET REALIZED AND UNREALIZED GAIN
    (LOSS) ON INVESTMENTS
   Net realized gain (loss)                        13,987            134,552             105,902           25,059           74,919
   Net unrealized appreciation
     (depreciation)
     Beginning of period                          156,188          4,943,879           8,790,937        1,046,388        6,359,992
     End of period                                (21,904)         3,339,026          10,760,037          873,273        7,719,134
                                           -----------------------------------------------------------------------------------------

    Net change in unrealized appreciation
      (depreciation) during the period           (178,092)        (1,604,853)          1,969,100         (173,115)       1,359,142
                                           -----------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
   on investments                                (164,105)        (1,470,301)          2,075,002         (148,056)       1,434,061
                                           -----------------------------------------------------------------------------------------

Net increase (decrease) in net assets
   from operations                         $      (50,884)  $         788,286     $     2,500,424    $     333,931  $     2,391,523
                                           -----------------------------------------------------------------------------------------




SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS (CONTINUED)
SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

                                                                       MFS VARIABLE INSURANCE TRUST
                                      ---------------------------------------------------------------------------------------------
                                                                          MFS
                                            MFS                          GROWTH           MFS                            MFS
                                          EMERGING        MFS             WITH           TOTAL          MFS            CAPITAL
                                           GROWTH       RESEARCH         INCOME         RETURN       UTILITIES      OPPORTUNITIES
                                          DIVISION      DIVISION        DIVISION       DIVISION       DIVISION         DIVISION
                                      ---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (EXPENSE)

Income
  Dividends                           $          -    $    24,760  $      8,195    $      54,551   $     65,732    $     4,873

Expenses
  Mortality and expense risk charge          8,874          6,988         4,082            3,629          3,169          4,135
                                      ---------------------------------------------------------------------------------------------
Net investment income (expense)             (8,874)        17,772         4,113           50,922         62,563            738

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
    Net realized gain (loss)                 3,295          1,453         8,983              101            106          5,746
    Net unrealized appreciation
      (depreciation)
      Beginning of period                  252,419        140,093        57,569           32,868         30,425         54,315
      End of period                        491,817        243,171        78,805           19,214         57,301        196,558
                                      ---------------------------------------------------------------------------------------------
    Net change in unrealized
      appreciation(depreciation)
      during the period                    239,398        103,078        21,236          (13,654)        26,876        142,243
                                      ---------------------------------------------------------------------------------------------
    Net realized and unrealized gain
      (loss) on investments                242,693        104,531        30,219          (13,553)        26,982        147,989
                                      ---------------------------------------------------------------------------------------------

    Net increase (decrease) in net
      assets from operations          $    233,819    $   122,303  $     34,332    $      37,369   $     89,545    $   148,727
                                      ---------------------------------------------------------------------------------------------





SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF CHANGES IN NET ASSETS

                                                                         VARIABLE INSURANCE PRODUCTS FUND
                                              --------------------------------------------------------------------------------------
                                                    VIP              VIP                                                   VIP
                                                   MONEY           EQUITY-              VIP               VIP              HIGH
                                                   MARKET           INCOME             GROWTH           OVERSEAS          INCOME
SIX MONTHS ENDED JUNE 30, 1999                    DIVISION         DIVISION           DIVISION          DIVISION         DIVISION
                                              --------------------------------------------------------------------------------------
(UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)       $      105,661  $     2,406,088  $      9,111,846    $       414,248    $    280,804
        Net realized gain (loss) on                   23,858          492,905           418,155             80,055          (8,270)
         investments
        Net change in unrealized appreciation
            (depreciation) on investments             21,619        2,161,795          (317,706)           357,307         (67,359)
                                              --------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                                       151,138        5,060,788         9,212,295            851,610         205,175
FROM POLICY RELATED TRANSACTIONS:
        Net contract purchase payments             8,651,248        7,175,158         8,963,585          1,388,432         546,628
        Withdrawals                                 (704,563)      (4,944,290)       (6,976,047)        (1,079,370)       (341,839)
        Transfers between Separate Account
           VUL-2 divisions, net                   (8,117,536)        (374,575)        1,727,404           (208,851)        (20,867)
                                              --------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
        policy related transactions                 (170,851)       1,856,293         3,714,942            100,211         183,922
                                              --------------------------------------------------------------------------------------

Net increase (decrease) in net assets                (19,713)       6,917,081        12,927,237            951,821         389,097
Net assets, beginning of period                    4,502,268       54,165,696        81,859,692         11,311,615       2,880,839
                                              --------------------------------------------------------------------------------------

Net assets, end of period                     $    4,482,555  $    61,082,777  $     94,786,929    $    12,263,436    $  3,269,936
                                              --------------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1998
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)       $      116,801  $     2,283,893  $      6,967,299    $       656,944  $      263,936
        Net realized gain (loss) on                        -          405,037           876,982            150,702          27,178
         investments
        Net change in unrealized appreciation
            (depreciation) on investments            (69,175)       3,053,827        15,122,901            300,563        (449,814)
                                              --------------------------------------------------------------------------------------
Net increase (decrease) in net assets
        from operations                               47,626        5,742,757        22,967,182          1,108,209        (158,700)
FROM POLICY RELATED TRANSACTIONS:
        Net contract purchase payments            18,043,987       14,163,958        16,320,192          3,010,083       1,104,184
        Withdrawals                               (1,147,285)      (8,392,173)      (11,303,864)        (1,817,197)       (606,904)

        Transfers between Separate Account
           VUL-2 divisions, net                  (15,552,224)       2,808,460         2,158,143           (203,758)        127,361
                                              --------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
         policy related transactions               1,344,478        8,580,245         7,174,471            989,128         624,641
                                              --------------------------------------------------------------------------------------

Net increase (decrease) in net assets              1,392,104       14,323,002        30,141,653          2,097,337         465,941
Net assets, beginning of year                      3,110,164       39,842,694        51,718,039          9,214,278       2,414,898
                                              --------------------------------------------------------------------------------------

Net assets, end of year                       $    4,502,268  $    54,165,696  $     81,859,692    $    11,311,615  $    2,880,839

                                              --------------------------------------------------------------------------------------
                                              --------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                         VARIABLE INSURANCE PRODUCTS FUND II
                                                ------------------------------------------------------------------------------------
                                                     VIPII                                              VIPII
                                                   INVESTMENT         VIPII            VIPII            ASSET             VIPII
                                                   GRADE BOND         ASSET            INDEX           MANAGER:          CONTRA-
                                                      BOND           MANAGER            500             GROWTH             FUND
SIX MONTHS ENDED JUNE 30, 1999                      DIVISION         DIVISION         DIVISION         DIVISION          DIVISION
                                                ------------------------------------------------------------------------------------
(UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)         $     113,221   $     2,258,587  $       425,422  $      481,987    $      957,462
        Net realized gain (loss) on investments        13,987           134,552          105,902          25,059            74,919
        Net change in unrealized appreciation
            (depreciation) on investments            (178,092)       (1,604,853)       1,969,100        (173,115)        1,359,142
                                                ------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                         (50,884)          788,286        2,500,424         333,931         2,391,523
FROM POLICY RELATED TRANSACTIONS:
        Net contract purchase payments                250,171         2,825,277        6,308,436       1,712,850         4,931,652
        Withdrawals                                  (236,537)       (2,578,830)      (3,418,963)       (853,658)       (2,708,687)
        Transfers between Separate Account
           VUL-2 divisions, net                       (49,471)         (152,242)       2,413,130         236,401         1,388,940
                                                ------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
        policy related transactions                   (35,837)           94,205        5,302,603       1,095,593         3,611,905
                                                ------------------------------------------------------------------------------------

Net increase (decrease) in net assets                 (86,721)          882,491        7,803,027       1,429,524         6,003,428
Net assets, beginning of period                     2,316,067        31,690,895       33,231,262       7,829,735        25,376,071
                                                ------------------------------------------------------------------------------------

Net assets, end of period                       $   2,229,346   $    32,573,386  $    41,034,289  $    9,259,259    $   31,379,499
                                                ------------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31, 1998
CHANGE IN NET ASSETS
FROM OPERATIONS:
        Net investment income (expense)         $      89,815   $     3,196,688  $       541,824  $      479,016    $      687,308
        Net realized gain (loss) on investments        46,148           203,507          397,039          10,497           165,251
        Net change in unrealized appreciation
            (depreciation) on investments              21,980           839,972        5,788,405         537,579         4,469,638
                                                ------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
        operations                                    157,943         4,240,167        6,727,268       1,027,092         5,322,197
FROM POLICY RELATED TRANSACTIONS:
        Net contract purchase payments                485,792         5,773,958       10,353,647       3,131,484         8,348,551
        Withdrawals                                  (439,642)       (4,714,381)      (5,713,776)     (1,426,100)       (3,884,561)
        Transfers between Separate Account
           VUL-2  divisions, net                      101,464           (90,460)       4,513,723       1,021,698         2,413,432
                                                ------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
        policy related transactions                   147,614           969,117        9,153,594       2,727,082         6,877,422
                                                ------------------------------------------------------------------------------------

Net increase (decrease) in net assets                 305,557         5,209,284       15,880,862       3,754,174        12,199,619
Net assets, beginning of year                       2,010,510        26,481,611       17,350,400       4,075,561        13,176,452
                                                ------------------------------------------------------------------------------------

Net assets, end of year                         $   2,316,067   $    31,690,895  $    33,231,262  $    7,829,735    $   25,376,071
                                                ------------------------------------------------------------------------------------
                                                ------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                              MFS VARIABLE INSURANCE TRUST
                                             ---------------------------------------------------------------------------------------
                                                                               MFS
                                                  MFS                        GROWTH          MFS                          MFS
                                                EMERGING         MFS          WITH          TOTAL           MFS         CAPITAL
                                                 GROWTH        RESEARCH       INCOME        RETURN        UTILITIES   OPPORTUNITIES
SIX MONTHS ENDED JUNE 30, 1999                  DIVISION       DIVISION      DIVISION      DIVISION       DIVISION      DIVISION
                                             ---------------------------------------------------------------------------------------
(UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS:
     Net investment income (expense)         $     (8,874) $       17,772  $      4,113  $     50,922  $      62,563 $         738
     Net realized gain (loss) on investments        3,295           1,453         8,983           101            106         5,746
     Net change in unrealized appreciation
         (depreciation) on investments            239,398         103,078        21,236       (13,654)        26,876       142,243
                                             ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
    operations                                    233,819         122,303        34,332        37,369         89,545       148,727
FROM POLICY RELATED TRANSACTIONS:
     Net contract purchase payments               948,962         656,712       442,572       244,827        394,292       282,397
     Withdrawals                                 (347,699)       (285,957)     (171,743)      (94,258)      (136,700)     (118,533)
     Transfers between Separate Account
        VUL-2 divisions, net                      878,578         591,077       490,175       465,717        346,272       360,032
                                             ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
     policy related transactions                1,479,841         961,832       761,004       616,286        603,864       523,896
                                             ---------------------------------------------------------------------------------------

Net increase (decrease) in net assets           1,713,660       1,084,135       795,336       653,655        693,409       672,623
Net assets, beginning of period                 1,505,705       1,284,747       619,243       591,397        454,863       625,909
                                             ---------------------------------------------------------------------------------------

Net assets, end of period                    $  3,219,365  $    2,368,882  $  1,414,579  $  1,245,052  $   1,148,272  $  1,298,532
                                             ---------------------------------------------------------------------------------------
                                             ---------------------------------------------------------------------------------------

PERIOD FROM MAY 1, 1998 (DATE OF
INCEPTION) TO DECEMBER 31, 1998
CHANGE IN NET ASSETS
FROM OPERATIONS:
     Net investment income (expense)         $     (2,485) $       (2,082) $       (688) $     (1,042) $      (1,577)$      (1,230)
     Net realized gain (loss) on investments         (880)         (1,176)          140          (502)           (10)       13,534
     Net change in unrealized appreciation
         (depreciation) on investments            252,419         140,093        57,569        32,868         30,425        54,315
                                             ---------------------------------------------------------------------------------------
Net increase (decrease)  in net assets
         from operations                          249,054         136,835        57,021        31,324         28,838        66,619
FROM POLICY RELATED TRANSACTIONS:
     Net contract purchase payments               616,401         526,652       233,241       218,045        253,967       275,910
     Withdrawals                                 (105,620)        (78,873)       (9,664)      (33,304)       (37,203)      (38,438)
     Transfers between Separate Account
        VUL-2 divisions, net                      745,870         700,133       338,645       375,332        209,261       321,818
                                             ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
       policy related transactions              1,256,651       1,147,912       562,222       560,073        426,025       559,290
                                             ---------------------------------------------------------------------------------------

Net increase (decrease) in net assets           1,505,705       1,284,747       619,243       591,397        454,863       625,909
Net assets, beginning of period                         -               -             -             -              -             -
                                             ---------------------------------------------------------------------------------------

Net assets, end of period                    $  1,505,705  $    1,284,747  $    619,243  $    591,397  $     454,863 $     625,909
                                             ---------------------------------------------------------------------------------------
                                             ---------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

        THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
        SEPARATE ACCOUNT VUL-2
        NOTES TO FINANCIAL STATEMENTS
        JUNE 30, 1999
        (UNAUDITED)

         1.       NATURE OF OPERATIONS

                  The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VUL-2 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of sixteen investment divisions at June 30, 1999 was established in April 1991 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of three mutual funds: Variable Insurance Products Fund (VIP) and Variable Insurance Products Fund II (VIPII), sponsored by Fidelity Investments, and beginning May 1, 1998, the MFS Variable Insurance Trust (MFS), sponsored by MFS Investment Management (collectively, the Funds). The VIP Money Market, VIP Equity-Income, VIP Growth, VIP Overseas, and VIP High Income Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund; the VIPII Investment Grade Bond, VIPII Asset Manager, VIPII Index 500, VIPII Asset Manager:
                  Growth and VIPII Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund II; and the MFS Emerging Growth, MFS Research, MFS Growth With Income, MFS Total Return, MFS Utilities, and MFS Capital Opportunities Divisions of the Account are invested in shares of a corresponding Portfolio of MFS. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on September 30, 1991. The initial unit value for each investment division was set at $100.

                  The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder II-TM-Flexible Premium Variable Life Insurance Policies (EquiBuilder II Policies). American Franklin no longer offers new EquiBuilder II Policies. The Account also supports the operations of American Franklin's EquiBuilder III-TM- Flexible Premium Variable Life Insurance Policies (EquiBuilder III Policies) (the EquiBuilder II Policies and the EquiBuilder III Policies are referred to collectively as the Policies).

                  Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other American Franklin business.

                  The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's General Account to provide for (i) the unearned portion of the monthly charges for mortality and expense risk charges made under the Policies and (ii) other policy benefits.

         2.       SIGNIFICANT ACCOUNTING POLICIES

                  Investments in shares of the Funds are carried at fair value. Investments in shares of the Funds are valued at the net asset values of the respective Portfolios of the Funds. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains

        THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
        SEPARATE ACCOUNT VUL-2
        NOTES TO FINANCIAL STATEMENTS (CONTINUED)
        JUNE 30, 1999
        (UNAUDITED)

                  and losses on sales of the Account's shares are determined on the specific identification method.

                  The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

         3.       POLICY CHARGES

                  Certain jurisdictions require that deductions be made from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium. With respect to the EquiBuilder III Policies, American Franklin makes a sales expense deduction equal to 5% of each premium paid during any policy year up to a "target" premium, which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person (no sales expense deduction is made for premiums in excess of the target premium paid during that policy year). The balance remaining after any such deduction, the net premium, is placed by American Franklin in a Policy Account established for each policyowner. Each month American Franklin charges each Policy Account for: administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); and cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance, and additional benefits, if any. In addition, American Franklin charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyholder. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $15,612,800 for the six months ended June 30, 1999.

                  During the first ten years a Policy is in effect, a surrender charge may be deducted from a Policy Account by American Franklin if the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one "target" premium. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge with respect to the EquiBuilder II Policies will equal 30% of actual premiums paid during the first policy year up to one "target" premium, plus 9% of all other premiums actually paid during the first ten policy years, and the surrender charge with respect to the EquiBuilder III Policies will equal 25% of actual premiums paid during the first policy year up to one "target" premium, plus 9% of all other premiums actually paid during the first ten policy years.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:

SIX MONTHS ENDED JUNE 30, 1999

                                                                          VARIABLE INSURANCE PRODUCTS FUND
                                                      --------------------------------------------------------------------------
                                                            VIP           VIP                                         VIP
                                                           MONEY        EQUITY-         VIP           VIP            HIGH
                                                          MARKET         INCOME       GROWTH        OVERSEAS        INCOME
                                                         DIVISION       DIVISION     DIVISION       DIVISION       DIVISION
                                                      --------------------------------------------------------------------------
Unit value, beginning of period                           $132.28       $329.63       $373.90        $191.40         $156.98
                                                      --------------------------------------------------------------------------

Unit value, end of period                                 $134.99       $360.01       $415.38        $204.36         $168.08
                                                      --------------------------------------------------------------------------

Number of units outstanding,
   beginning of period                                     34,035       164,324       218,934         59,098          18,351

Net contract purchase payments                             64,657        20,851        22,250          7,038           3,283

Withdrawals                                                (4,891)      (14,369)      (17,273)        (5,061)         (2,052)

Transfers between Separate Account
   VUL-2 divisions, net                                   (60,594)       (1,136)        4,283         (1,066)           (128)
                                                      --------------------------------------------------------------------------
Number of units outstanding,
   end of period                                           33,207       169,670       228,194         60,009          19,454
                                                      --------------------------------------------------------------------------

                                                                         VARIABLE INSURANCE PRODUCTS FUND II
                                                      --------------------------------------------------------------------------
                                                           VIPII                                     VIPII
                                                        INVESTMENT       VIPII         VIPII         ASSET           VIPII
                                                           GRADE         ASSET         INDEX        MANAGER:        CONTRA-
                                                           BOND         MANAGER         500          GROWTH          FUND
                                                         DIVISION       DIVISION     DIVISION       DIVISION       DIVISION
                                                      --------------------------------------------------------------------------
Unit value, beginning of period                           $157.66       $232.11       $295.61       $196.85         $229.00
                                                      --------------------------------------------------------------------------

Unit value, end of period                                 $153.85       $238.17       $317.13       $205.00         $249.76
                                                      --------------------------------------------------------------------------

Number of units outstanding,
   beginning of period                                     14,690       136,532       112,414        39,775         110,811

Net contract purchase payments                              1,592        11,931        20,432         8,488          20,351

Withdrawals                                                (1,479)      (10,955)      (11,225)       (4,259)        (11,183)

Transfers between Separate Account
   VUL-2 divisions, net                                      (312)         (742)        7,770         1,163           5,659
                                                      --------------------------------------------------------------------------
Number of units outstanding,
   end of period                                           14,491       136,766       129,391        45,167         125,638
                                                      --------------------------------------------------------------------------
                                                      --------------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999
(UNAUDITED)

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS (continued)

     Unit value information and a summary of changes in outstanding units is shown below:

SIX MONTHS ENDED JUNE 30, 1999

                                                                      MFS VARIABLE INSURANCE TRUST
                                       -------------------------------------------------------------------------------------------
                                           MFS                           MFS            MFS                            MFS
                                         EMERGING        MFS         GROWTH WITH       TOTAL          MFS            CAPITAL
                                          GROWTH       RESEARCH        INCOME         RETURN       UTILITIES      OPPORTUNITIES
                                         DIVISION      DIVISION       DIVISION       DIVISION       DIVISION        DIVISION
                                       -------------------------------------------------------------------------------------------
Unit value, beginning of period           $113.74       $104.90         $107.39       $103.73        $106.58          $105.18
                                       -------------------------------------------------------------------------------------------

Unit value, end of period                 $126.16       $111.62         $110.44       $107.07        $116.83          $123.14
                                       -------------------------------------------------------------------------------------------

Number of units outstanding,
   beginning of period                     13,238        12,247           5,767         5,701          4,268            5,951

Net contract purchase payments              7,890         6,106           4,069         2,333          3,580            2,459

Withdrawals                                (2,895)       (2,655)         (1,566)         (894)        (1,238)          (1,037)

Transfers between Separate
   Account VUL-2 divisions, net             7,286         5,524           4,538         4,488          3,219            3,173
                                       -------------------------------------------------------------------------------------------
Number of units outstanding,
   end of period                           25,519        21,222          12,808        11,628          9,829           10,546
                                       -------------------------------------------------------------------------------------------
                                       -------------------------------------------------------------------------------------------

5.   REMUNERATION OF MANAGEMENT

     The Account incurs no liability for payments to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

6.   YEAR 2000 (UNAUDITED)

     INTERNAL SYSTEMS. American Franklin's ultimate parent, American General Corporation (AGC), has numerous technology systems that are managed on a decentralized basis. AGC's Year 2000 readiness efforts have been performed by its key business units with centralized oversight. Each business unit, including American Franklin, has executed a plan to minimize the risk of a significant negative impact on its operations.

     While the specifics of the plans varied, the plans included the following activities: (1) perform an inventory of American Franklin's information technology and non-information technology systems; (2) assess which items in the inventory may expose American Franklin to business interruptions due to Year 2000 issues; (3) reprogram or replace systems that are not Year 2000 ready; (4) test systems to prove that they will function into the next century as they do currently; and (5) return the systems to operations.

     As of June 30, 1999, these activities had been substantially completed, making American Franklin's critical systems Year 2000 ready. American Franklin will continue to test its systems throughout 1999 to maintain Year 2000 readiness. In addition, American Franklin currently is developing plans for the century transition, which will restrict systems modifications from November 1999 through January 2000, create rapid response teams to address problems, and limit vacations for key technical personnel.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 1999

     THIRD PARTY RELATIONSHIPS. American Franklin has relationships with various third parties who must also be Year 2000 ready. These third parties provide (or receive) resources and services to (or from) American Franklin and include organizations with which American Franklin exchanges information. Third parties include vendors of hardware, software, and information services; providers of infrastructure services such as voice and data communications and utilities for office facilities; investors; customers; distribution channels; and joint venture partners. Third parties differ from internal systems in that American Franklin exercises less, or no, control over Year 2000 readiness.

     American Franklin assessed and mitigated the risks associated with the potential failure of third parties to achieve Year 2000 readiness. American Franklin's activities included the following: (1) identify and classify third party dependencies; (2) research, analyze, and document Year 2000 readiness for critical third parties; and (3) test critical hardware and software products and electronic interfaces. As of June 30, 1999, these activities have been substantially completed. Where necessary, critical third party dependencies have been included in American Franklin's contingency plans. Due to the various stages of Year 2000 readiness for these critical third party dependencies, American Franklin's testing activities related to critical third parties will extend throughout 1999.

     CONTINGENCY PLANS. American Franklin has undertaken contingency planning to reduce the risk of Year 2000-related business failures. The contingency plans, which address both internal systems and third party relationships, included the following activities: (1) evaluate the consequences of failure of critical business processes with significant exposure to Year 2000 risk;
     (2) determine the probability of a Year 2000-related failure for those critical processes that have a high consequence of failure; (3) develop an action plan to complete contingency plans for critical processes that rank high in consequence and probability of failure; and (4) complete the applicable contingency plans. As of June 30, 1999, these activities have been substantially completed. The contingency plans will continue to be tested and updated throughout 1999.

     RISKS AND UNCERTAINTIES. Based on the Year 2000 readiness of internal systems, century transition plans, plans to deal with third party relationships, and contingency plans, American Franklin believes that it will experience, at most, isolated and minor disruptions of business processes following the turn of the century. Such disruptions are not expected to have a material effect on American Franklin's future results of operations, liquidity, or financial condition. However, due to the magnitude and complexity of this project, risks and uncertainties exist and American Franklin is not able to predict a most reasonably likely worst case scenario. If Year 2000 readiness is not achieved due to American Franklin's failure to maintain critical systems as Year 2000 ready, failure of critical third parties to achieve Year 2000 readiness on a timely basis, failure of contingency plans to reduce Year 2000-related business failures, or other unforeseen circumstances in completing American Franklin's plans, the Year 2000 issues could have a material adverse impact on American Franklin's operations following the turn of the century.

     COSTS. In 1999 American Franklin has, and will continue to incur costs for internal staff, third party vendors, and other expenses to achieve Year 2000 readiness. These costs are not passed to the Account. The cost of activities related to Year 2000 readiness has not had a material adverse effect on American Franklin's results of operations or financial condition. In addition, American Franklin has elected to accelerate the planned replacement of certain systems as part of the Year 2000 plans. Costs of the replacement systems are being capitalized and amortized over their useful lives, in accordance with American Franklin's normal accounting policies.